Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

17. Related Party Transactions

During the years presented, other than disclosed elsewhere, the Company mainly had the following related party transactions:

Names of the major related parties	Nature of relationship
Tencent Holdings Limited and its subsidiaries (the “Tencent Group”)	Shareholder of the Company
Baidu, Inc. and its subsidiaries (the “Baidu Group”)	Shareholder of the Company
Kuaishou Technology and its subsidiary (the “Kuaishou Group”)	Shareholder of the Company

(a) Significant transactions with related parties

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands
Purchasing service from related parties
Tencent Group(i)	154,256	77,254	110,849
Baidu Group(ii)	24,972	48,656	142,345
Kuaishou Group	—	—	2,179
Total	179,228	125,910	255,373

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands
Providing service to related parties(iii)
Tencent Group	8,411	12,569	10,876
Baidu Group	634	17,171	19,731
Kuaishou Group	—	7,412	7,864
Total	9,045	37,152	38,471
(i)	Service purchased from Tencent Group primarily related to cloud and bandwidth services.
(ii)	Service purchased from Baidu Group primarily related to marketing services and cloud and bandwidth services.
(iii)	Service provided to related parties mainly refer to advertising service provided to Tencent Group, Baidu Group and Kuaishou Group.

17. Related Party Transactions (Continued)

(b) Balances with related parties

	As of December 31,
	2020	2021

	RMB in thousands
Amount due from related parties
Tencent Group	7,447	8,763
Baidu Group	3,923	6,435
Kuaishou Group	2,473	2,998
Total	13,843	18,196

Amount due to related parties
Tencent Group	41,523	67,370
Baidu Group	4,460	14,581
Kuaishou Group	—	1,640
Total	45,983	83,591

The transactions and balances with related parties are all trade in nature.